Note 28 - Expenses By Nature	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of expenses by nature [text block]
28.	Expenses by nature

	Year ended December 31,
	2025	2024	2023
Employee benefit expense	$16,917,773	$9,692,846	$14,136,901
Outsourcing charges	29,505,679	14,196,270	9,693,009
Professional services expenses	5,460,683	5,019,415	7,352,785
Change in inventory of finished goods	33,700,445	18,579,888	5,337,118
Expected credit loss	862,634	897,170	12,153,098
Insurance expenses	1,235,935	1,153,243	1,548,512
Traveling expenses	1,149,439	712,445	652,995
Amortization expenses on intangible assets	560,273	821,201	726,031
Depreciation expenses on property and equipment	521,333	407,615	507,026
Depreciation expenses on ROU assets	232,073	166,506	15,937
Others	2,721,107	2,230,035	1,828,694
	$92,867,374	$53,876,634	$53,952,106